Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Income tax expense
Income tax expense

	For the year ended 31 December
	2021	2020	2019

Current income tax expense	1,039,920	2,821,301	2,481,585
Deferred income tax (Note 30)	(2,969,675)	(658,128)	(470,330)

Total	(1,929,755)	2,163,173	2,011,255

Reconciliation of effective income tax rate from notional income tax rate

	For the year ended 31 December
	2021	2020	2019

PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of certain subsidiaries	5.80%	(13.88)%	(7.33)%
Utilization of previously unrecognized tax losses and deductible temporary differences	1.97%	(5.50)%	(6.00)%
Unrecognized tax losses for the year	(16.99)%	12.99%	27.76%
Unrecognized deductible temporary differences	(3.16)%	26.17%	34.68%
Effect of non-taxable income	1.04%	(9.34)%	(10.44)%
Effect of non-deductible expenses	(1.06)%	8.70%	3.18%
Others	0.16%	1.17%	(2.38)%

Effective tax rate	12.76%	45.31%	64.47%